ACQUISITION (Details) - Apr. 28, 2023 £ in Millions, R$ in Millions	GBP (£)	BRL (R$)
Jacarepagu (Brazil) manufacturing site
Disclosure of detailed information about business combination [line items]
Total consideration	£ 69	R$ 428